Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares U.S. ETF Trust
Supplement dated August 8, 2022 (the “Supplement”)
to the Summary Prospectus, the Prospectus
and the Statement of Additional Information (the “SAI”),
each dated March 1, 2022,
for the iShares Interest Rate Hedged Corporate Bond ETF (LQDH) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, the Prospectus and the SAI for the Fund.
Change in the Fund’s “Principal Investment Strategies”
The first and second paragraphs of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” are deleted in their entirety and replaced with the following:
The Fund seeks to track the investment results of the BlackRock Interest Rate Hedged Corporate Bond Index (the “Underlying Index”), which is designed to minimize the interest rate risk exposure of a portfolio composed of U.S. dollar-denominated, investment-grade bonds, represented in the Underlying Index by the Underlying Fund, by including a series of up to 10 interest rate swap contracts with different maturities (as determined by BlackRock Index Services, LLC (the “Index Provider”)). As of October 31, 2021, the Underlying Index includes approximately 12 components (including the Underlying Fund), and the Underlying Fund includes approximately 2,455 components. The Fund invests in U.S. dollar-denominated, investment-grade bonds primarily through its investment in the Underlying Fund and/or through direct investment in bonds included in the underlying index of the Underlying Fund. To be included in the Underlying Fund, bonds must have: (i) at least three years to maturity; and (ii) at least three years and 6 months to maturity for new index insertions. The Fund seeks to track the interest rate hedging component of the Underlying Index primarily through the use of positions in interest rate swaps (i.e., contracts in which the Fund makes fixed-rate payments while receiving floating-rate payments based on a reference rate). The different maturities and weights of the swap contracts included in the Underlying Index are intended to hedge the portfolio’s duration exposure (i.e., sensitivity to changes in interest rates) at key points on the yield curve, as determined by the Index Provider. The Underlying Index includes a fixed number of shares (to be adjusted in the event of any stock splits) of the Underlying Fund, and the Index Provider rebalances the weights of the swap contracts included in the Underlying Index daily. On a monthly basis, the Index Provider will add new swap contracts to the Underlying Index and remove the previous month’s swap contracts.
The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in component securities and instruments in the Fund’s Underlying Index and/or bonds included in the underlying index of the Underlying Fund. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change to the Fund’s Principal Risks
The principal risk entitled “Investment in the Underlying Fund Risk” on pages S‑8 and S‑9 of the Summary Prospectus and the Prospectus is deleted in its entirety and replaced with the following:
Investment in the Underlying Fund Risk. The Fund may invest a substantial portion of its assets in the Underlying Fund, so the Fund’s investment performance may be directly related to the performance of the Underlying Fund. The Fund’s NAV will change with changes in the value of the Underlying Fund and other securities and instruments in which the Fund invests based on their market valuations. An investment in the Fund will entail more costs and expenses than a direct investment in the Underlying Fund.
As the Fund’s allocations to the Underlying Fund change from time to time, or to the extent that the expense ratio of the Underlying Fund changes, the weighted average operating expenses borne by the Fund may increase or decrease.
Through its investment in the Underlying Fund, the Fund is exposed to Management Risk, Market Risk, and Market Trading Risk, among other risks.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Interest Rate Hedged Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares U.S. ETF Trust
Supplement dated August 8, 2022 (the “Supplement”)
to the Summary Prospectus, the Prospectus
and the Statement of Additional Information (the “SAI”),
each dated March 1, 2022,
for the iShares Interest Rate Hedged Corporate Bond ETF (LQDH) (the “Fund”)
The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, the Prospectus and the SAI for the Fund.
Change in the Fund’s “Principal Investment Strategies”
The first and second paragraphs of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” are deleted in their entirety and replaced with the following:
The Fund seeks to track the investment results of the BlackRock Interest Rate Hedged Corporate Bond Index (the “Underlying Index”), which is designed to minimize the interest rate risk exposure of a portfolio composed of U.S. dollar-denominated, investment-grade bonds, represented in the Underlying Index by the Underlying Fund, by including a series of up to 10 interest rate swap contracts with different maturities (as determined by BlackRock Index Services, LLC (the “Index Provider”)). As of October 31, 2021, the Underlying Index includes approximately 12 components (including the Underlying Fund), and the Underlying Fund includes approximately 2,455 components. The Fund invests in U.S. dollar-denominated, investment-grade bonds primarily through its investment in the Underlying Fund and/or through direct investment in bonds included in the underlying index of the Underlying Fund. To be included in the Underlying Fund, bonds must have: (i) at least three years to maturity; and (ii) at least three years and 6 months to maturity for new index insertions. The Fund seeks to track the interest rate hedging component of the Underlying Index primarily through the use of positions in interest rate swaps (i.e., contracts in which the Fund makes fixed-rate payments while receiving floating-rate payments based on a reference rate). The different maturities and weights of the swap contracts included in the Underlying Index are intended to hedge the portfolio’s duration exposure (i.e., sensitivity to changes in interest rates) at key points on the yield curve, as determined by the Index Provider. The Underlying Index includes a fixed number of shares (to be adjusted in the event of any stock splits) of the Underlying Fund, and the Index Provider rebalances the weights of the swap contracts included in the Underlying Index daily. On a monthly basis, the Index Provider will add new swap contracts to the Underlying Index and remove the previous month’s swap contracts.
The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in component securities and instruments in the Fund’s Underlying Index and/or bonds included in the underlying index of the Underlying Fund. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
Change to the Fund’s Principal Risks
The principal risk entitled “Investment in the Underlying Fund Risk” on pages S‑8 and S‑9 of the Summary Prospectus and the Prospectus is deleted in its entirety and replaced with the following:
Investment in the Underlying Fund Risk. The Fund may invest a substantial portion of its assets in the Underlying Fund, so the Fund’s investment performance may be directly related to the performance of the Underlying Fund. The Fund’s NAV will change with changes in the value of the Underlying Fund and other securities and instruments in which the Fund invests based on their market valuations. An investment in the Fund will entail more costs and expenses than a direct investment in the Underlying Fund.
As the Fund’s allocations to the Underlying Fund change from time to time, or to the extent that the expense ratio of the Underlying Fund changes, the weighted average operating expenses borne by the Fund may increase or decrease.
Through its investment in the Underlying Fund, the Fund is exposed to Management Risk, Market Risk, and Market Trading Risk, among other risks.
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.